Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000000134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 4.50%
Account Value	$ 11,667	$ 11,667	$ 11,667	$ 11,479	$ 10,826	$ 11,950	$ 11,762	$ 11,294	$ 10,572	$ 10,450	$ 9,892	$ 9,876	$ 9,553
Average Annual Return, Percent	(2.93%)	(0.27%)	1.55%
C000000134 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	1.64%	0.65%	2.02%
C000000136 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 11,319	$ 11,319	$ 11,319	11,233	10,674	11,873	11,774	11,381	10,733	10,696	10,193	10,261	10,000
Average Annual Return, Percent	(0.22%) [1]	(0.11%)	1.25%
C000000136 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	0.77%	(0.11%)	1.25%
C000073401 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,512	$ 12,512	$ 12,512	12,281	11,553	12,722	12,490	11,963	11,171	11,021	10,399	10,363	10,000
Average Annual Return, Percent	1.88%	0.90%	2.27%
C000130454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 1,257,600	$ 1,257,600	$ 1,257,600	1,233,791	1,159,990	1,275,791	1,253,793	1,200,599	1,121,281	1,104,726	1,039,051	1,035,554	1,000,000
Average Annual Return, Percent	1.93%	0.93%	2.32%
C000041105 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 12,450	$ 12,450	$ 12,450	12,229	11,522	12,682	12,460	11,937	11,148	11,004	10,387	10,349	10,000
Average Annual Return, Percent	1.81%	0.85%	2.22%
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Account Value	$ 12,494	$ 12,494	$ 12,494	$ 12,364	$ 11,620	$ 12,704	$ 12,514	$ 11,894	$ 11,060	$ 10,920	$ 10,356	$ 10,330	$ 10,000
Average Annual Return, Percent	1.05%	0.99%	2.25%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.